Other income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of other operating income and expense

	2021	2020	2019
Gain on sale of fixed assets	109,489	23,950	47,169
Gain on modification of lease contract	23,281	13,840	1,484
Rent income	11,960	8,839	6,522
Non-interest income from banks	8,654	12,245	2,477
Other	96,409	37,711	83,053
Other income	249,793	96,585	140,705

Litigation expenses	(313,049)	(387,352)	(303,879)
Revaluation tax expense (*)	(156,577)	—	—
Donation expenses	(89,481)	(60,778)	—
Supplementary contributions to retailers	(4,492)	(46,804)	—
Subscriber returns (**)	—	(22,722)	—
Restructuring cost	(5,993)	(13,051)	(91,710)
Other	(50,245)	(89,128)	(91,706)
Other expense	(619,837)	(619,835)	(487,295)

(*) It consists of 2% tax expense paid over the value increase resulting from the revaluation of the properties and depreciable economic assets (Note 10).

(**) It consists of the transfer of the expired portion of the returns that cannot be made to the subscribers due to various reasons despite the performance of all obligations specified in the legislation, to the Evrensel Fund.